Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (58.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$45,939	$50,947
5.00%, with due dates from 5/20/49 to 3/20/50	177,209	194,229
3.50%, with due dates from 9/20/49 to 3/20/50	881,638	936,701

		1,181,877
U.S. Government Agency Mortgage Obligations (58.0%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	71,323	77,708
4.50%, 5/1/49	17,681	19,136
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/52	3,000,000	3,245,630
4.50%, TBA, 1/1/52	4,000,000	4,287,500
4.00%, TBA, 1/1/52	33,000,000	35,102,463
3.50%, TBA, 2/1/52	13,000,000	13,673,362
3.50%, TBA, 1/1/52	24,000,000	25,275,005
3.00%, TBA, 2/1/52	8,000,000	8,279,063
3.00%, TBA, 1/1/52	22,000,000	22,800,078
2.50%, TBA, 1/1/52	3,000,000	3,063,283

		115,823,228

Total U.S. government and agency mortgage obligations (cost $117,032,760)		$117,005,105

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.125%, 8/31/28(i)	$54,000	$53,209

Total U.S. treasury obligations (cost $53,209)		$53,209

MORTGAGE-BACKED SECURITIES (47.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (26.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.54%, 4/15/40	$679,202	$39,523
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.148%, 9/25/50	5,204,024	908,883
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.09%, 12/15/47	927,540	137,276
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 7/25/50	4,533,829	795,288
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.99%, 8/15/56	2,801,819	581,602
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.99%, 4/15/47	619,143	115,002
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 1/25/50	3,490,230	497,154
REMICs Ser. 4813, IO, 5.50%, 8/15/48	1,389,970	297,589
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	605,450	95,722
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	5,436,482	975,603
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	3,683,973	550,155
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	3,037,329	558,243
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,658,795	400,609
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	3,408,146	527,308
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,900,104	785,647
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	3,460,917	640,702
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	404,127	55,666
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	221,487	28,872
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	5,008,677	781,349
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	799,485	91,576
REMICs Ser. 4425, IO, 4.00%, 1/15/45	877,129	97,616
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	903,857	147,200
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	596,052	78,209
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,193,714	106,503
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	646,915	44,532
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	350,427	21,498
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	296,095	15,500
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	6,514,329	741,265
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	8,396,308	1,149,611
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,524,738	120,924
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	631,304	36,931
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	166,374	2,674
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.389%, 7/25/43(WAC)	875,452	12,081
Federal National Mortgage Association
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.298%, 4/25/40	374,104	70,656
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.148%, 3/25/48	1,969,980	335,488
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.098%, 6/25/48	3,773,472	542,418
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 5/25/47	4,178,420	641,931
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 10/25/41	114,630	5,063
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,331,722	272,801
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,070,196	211,211
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 12/25/46	1,746,824	292,308
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 5/25/39	5,403,405	951,167
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 3/25/50	2,964,392	518,650
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.948%, 8/25/49	1,877,741	251,260
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.898%, 11/25/49	3,888,230	605,786
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.848%, 2/25/43	1,140,216	221,316
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.798%, 10/25/41	937,690	142,553
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	47,073	7,791
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,691,554	304,344
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	138,906	21,956
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	2,208,988	349,977
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	6,252,740	877,757
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,483,092	424,857
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	5,438,744	876,001
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	175,287	31,565
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	319,055	6,317
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	8,205,708	1,295,928
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	351,519	21,539
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,595,078	239,780
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	487,572	57,309
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	379,372	41,572
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	300,812	27,163
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	6,344,580	936,587
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	314,190	17,046
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	420,819	25,616
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	156,052	2,000
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	7,699,481	807,844
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	7,194,501	1,002,986
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 6/20/51	4,642,866	634,030
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 5/20/51	4,316,242	543,997
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 4/20/51	3,147,353	426,140
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 9/20/50	3,845,900	752,008
FRB Ser. 21-116, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.093%, 11/20/47	3,722,438	988,200
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.076%, 4/20/44	2,243,962	442,221
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 7/20/50	2,742,111	457,409
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 1/20/49	2,209,474	346,846
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 9/20/43	241,082	40,871
IFB Ser. 20-63, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 5/20/50	2,839,676	424,809
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 4/20/50	3,759,894	548,018
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 8/20/49	3,001,350	411,035
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 7/20/49	2,739,424	378,479
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 7/20/49	3,419,693	488,316
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/50	307,506	34,715
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 1/20/50	2,094,555	332,505
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 12/20/49	1,888,548	281,967
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 9/20/49	2,925,423	420,919
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 8/20/49	123,499	16,336
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 6/20/49	158,589	18,926
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.896%, 8/20/43	2,970,624	512,700
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.496%, 8/20/44	1,045,914	173,320
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	455,176	80,493
Ser. 16-42, IO, 5.00%, 2/20/46	1,157,735	197,052
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,892,289	245,373
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,018,059	374,592
Ser. 14-76, IO, 5.00%, 5/20/44	466,290	84,331
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	337,781	63,537
Ser. 12-146, IO, 5.00%, 12/20/42	304,636	56,178
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	441,091	78,505
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	320,779	56,836
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,423,448	264,676
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	736,597	136,270
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,471,364	258,177
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	251,495	44,466
Ser. 20-61, IO, 4.50%, 5/20/50	6,885,438	1,175,393
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,462,347	194,759
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	486,408	91,712
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	647,627	114,728
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	678,650	58,669
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	615,466	97,455
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	111,109	6,835
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	542,261	96,364
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	556,627	83,525
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,000,829	166,938
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	522,453	86,898
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	595,420	93,349
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	361,464	60,473
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	382,940	70,947
Ser. 16-29, IO, 4.00%, 2/16/46	511,248	87,871
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,445,288	206,633
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,053,787	198,112
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	937,583	126,711
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	875,927	89,441
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	2,364,497	310,495
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	1,061,861	39,343
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	307,431	45,995
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	880,580	51,845
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	269,237	37,225
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	249,480	39,721
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	624,972	95,214
Ser. 21-156, IO, 3.50%, 7/20/51	5,037,143	793,153
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	3,158,644	354,249
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	6,970,051	945,836
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	91,662	1,644
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	562,867	42,487
Ser. 13-76, IO, 3.50%, 5/20/43	693,831	78,382
Ser. 13-28, IO, 3.50%, 2/20/43	188,336	15,169
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	282,675	25,551
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	466,785	42,669
Ser. 13-14, IO, 3.50%, 12/20/42	1,223,187	111,335
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	202,416	19,270
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	845,841	130,658
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,127,261	169,742
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,119,144	159,575
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	550,300	90,234
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	899,502	59,187
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	4,099,353	318,635
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	4,846,416	436,565
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	8,352,870	633,330
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	3,913,995	346,389
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	3,453,847	520,134
Ser. 17-H02, Class BI, IO, 2.421%, 1/20/67(WAC)	2,121,208	146,075
Ser. 16-H18, Class QI, IO, 2.389%, 6/20/66(WAC)	2,204,298	161,441
Ser. 18-H05, Class AI, IO, 2.371%, 2/20/68(WAC)	1,665,457	141,564
Ser. 18-H05, Class BI, IO, 2.341%, 2/20/68(WAC)	3,166,590	269,160
Ser. 17-H16, Class FI, IO, 2.341%, 8/20/67(WAC)	2,446,732	167,831
Ser. 18-H02, Class EI, IO, 2.337%, 1/20/68(WAC)	4,596,891	387,863
Ser. 17-H06, Class BI, IO, 2.335%, 2/20/67(WAC)	3,256,659	236,540
Ser. 17-H16, Class JI, IO, 2.305%, 8/20/67(WAC)	6,887,160	580,028
Ser. 18-H15, Class KI, IO, 2.303%, 8/20/68(WAC)	2,767,278	217,923
Ser. 18-H03, Class XI, IO, 2.301%, 2/20/68(WAC)	3,381,896	252,289
Ser. 17-H08, Class NI, IO, 2.242%, 3/20/67(WAC)	4,072,866	263,107
Ser. 17-H12, Class QI, IO, 2.237%, 5/20/67(WAC)	2,676,185	158,890
Ser. 16-H16, Class EI, IO, 2.198%, 6/20/66(WAC)	3,066,720	207,617
Ser. 16-H22, Class AI, IO, 2.148%, 10/20/66(WAC)	2,984,409	203,963
Ser. 16-H23, Class NI, IO, 2.12%, 10/20/66(WAC)	8,129,162	527,583
Ser. 17-H19, Class MI, IO, 2.053%, 4/20/67(WAC)	1,469,048	101,217
Ser. 16-H03, Class DI, IO, 2.04%, 12/20/65(WAC)	3,295,808	185,389
Ser. 16-H17, Class KI, IO, 1.929%, 7/20/66(WAC)	2,051,102	139,090
Ser. 15-H15, Class BI, IO, 1.895%, 6/20/65(WAC)	1,983,841	116,848
Ser. 15-H25, Class EI, IO, 1.857%, 10/20/65(WAC)	2,335,715	135,705
Ser. 17-H11, Class DI, IO, 1.843%, 5/20/67(WAC)	3,045,048	218,863
Ser. 15-H20, Class CI, IO, 1.836%, 8/20/65(WAC)	3,389,555	238,964
Ser. 15-H10, Class BI, IO, 1.832%, 4/20/65(WAC)	2,108,280	127,762
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65(WAC)	2,998,590	181,115
Ser. 17-H09, IO, 1.819%, 4/20/67(WAC)	4,067,055	227,816
FRB Ser. 15-H08, Class CI, IO, 1.799%, 3/20/65(WAC)	1,666,444	86,155
Ser. 15-H24, Class AI, IO, 1.786%, 9/20/65(WAC)	2,662,797	164,044
Ser. 16-H09, Class BI, IO, 1.771%, 4/20/66(WAC)	3,718,329	252,475
Ser. 16-H03, Class AI, IO, 1.765%, 1/20/66(WAC)	2,762,786	155,838
Ser. 15-H23, Class BI, IO, 1.761%, 9/20/65(WAC)	3,129,263	172,109
Ser. 17-H16, Class IH, IO, 1.758%, 7/20/67(WAC)	4,325,926	236,442
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66(WAC)	2,075,942	107,949
Ser. 17-H16, Class IG, IO, 1.695%, 7/20/67(WAC)	6,140,319	339,636
Ser. 16-H14, IO, 1.692%, 6/20/66(WAC)	2,870,958	144,360
Ser. 16-H06, Class DI, IO, 1.619%, 7/20/65(WAC)	4,551,066	205,958
Ser. 13-H08, Class CI, IO, 1.598%, 2/20/63(WAC)	2,400,230	71,767
Ser. 16-H02, Class HI, IO, 1.553%, 1/20/66(WAC)	3,716,062	173,169
Ser. 14-H21, Class BI, IO, 1.546%, 10/20/64(WAC)	4,377,509	189,546
Ser. 16-H10, Class AI, IO, 1.512%, 4/20/66(WAC)	7,439,941	332,796
Ser. 16-H06, Class CI, IO, 1.409%, 2/20/66(WAC)	3,966,899	152,817

		51,891,658
Commercial mortgage-backed securities (7.5%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	308,939
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.43%, 1/12/45(WAC)	1,319,000	1,015,630
Ser. 05-PWR7, Class D, 5.223%, 2/11/41(WAC)	441,000	309,141
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	105,873	105,344
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class XW, IO, 0.517%, 12/11/38(WAC)	57,395	327
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	514,000	401,822
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	1,019,978
FRB Ser. 11-C2, Class E, 5.186%, 12/15/47(WAC)	409,000	407,635
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.919%, 4/10/47(WAC)	149,000	154,296
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.848%, 5/10/47(WAC)	647,000	478,081
FRB Ser. 14-UBS3, Class D, 4.767%, 6/10/47(WAC)	144,000	140,114
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	56,370
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	527,000	412,403
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.401%, 2/10/46(WAC)	638,000	597,299
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	294,000	291,555
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	1,127,000	780,629
FRB Ser. 13-GC13, Class D, 4.064%, 7/10/46(WAC)	531,000	214,740
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	245,000	248,069
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.793%, 2/15/47(WAC)	1,078,000	614,921
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	515,000	329,862
FRB Ser. 14-C18, Class E, 4.293%, 2/15/47(WAC)	407,000	152,914
FRB Ser. 14-C23, Class D, 3.984%, 9/15/47(WAC)	244,000	241,730
FRB Ser. 14-C25, Class D, 3.941%, 11/15/47(WAC)	200,000	155,822
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	459,227
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	422,098
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.164%, 4/15/46(WAC)	581,000	485,049
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	223,377
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.523%, 2/15/46(WAC)	410,000	74,437
FRB Ser. 11-C4, Class C, 5.389%, 7/15/46(WAC)	129,970	134,307
FRB Ser. 12-C6, Class E, 5.122%, 5/15/45(WAC)	263,000	195,724
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	599,302
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	56
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	13,487	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	31,345	30,903
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46(WAC)	900,000	63,000
FRB Ser. 13-C11, Class F, 4.351%, 8/15/46(WAC)	496,000	4,910
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	131,000	129,002
FRB Ser. 13-C9, Class D, 4.109%, 5/15/46(WAC)	350,000	322,175
FRB Ser. 13-C10, Class D, 4.075%, 7/15/46(WAC)	485,000	278,616
FRB Ser. 13-C10, Class E, 4.075%, 7/15/46(WAC)	1,006,000	336,105
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	975,000	216,938
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	296,263
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	168,221	158,959
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.852%, 3/25/50	701,000	711,243
FRB Ser. 19-01, Class M10, 3.352%, 10/15/49	289,000	285,373
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	13,373
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-NXS5, Class D, 4.984%, 1/15/59(WAC)	269,000	277,471
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46(WAC)	188,000	66,476
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	117,401
Ser. 16-C33, Class D, 3.123%, 3/15/59	282,000	264,761
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	336,954

		14,941,127
Residential mortgage-backed securities (non-agency) (13.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.292%, 5/25/47	423,042	243,145
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.652%, 11/27/36(WAC)	621,800	509,876
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.602%, 1/25/36	65,216	78,128
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.282%, 11/25/47	220,648	189,632
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.452%, 3/25/37	866,688	810,337
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	1,007,465
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.181%, 6/25/46(WAC)	277,510	303,624
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 1.582%, 9/25/35	259,720	250,450
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.042%, 8/25/46	91,027	89,314
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.022%, 6/25/46	274,717	257,410
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 0.802%, 9/25/35	319,590	303,450
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.763%, 11/20/35	340,852	334,162
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	289,992	280,671
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	1,830,011	1,695,226
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.603%, 5/25/28	266,387	285,814
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.103%, 7/25/28	888,239	982,670
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.453%, 4/25/28	570,574	614,898
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.303%, 10/25/27	395,354	447,328
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.903%, 3/25/28	385,380	401,780
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.653%, 12/25/27	683,246	718,353
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 9/25/30	587,759	594,193
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.55%, 10/25/50	176,000	231,110
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.353%, 4/25/49	106,000	116,238
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.103%, 10/25/48	448,000	521,680
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.853%, 1/25/49	141,000	156,372
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.603%, 3/25/49	118,000	130,373
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.103%, 8/25/50	609,000	749,451
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.103%, 7/25/50	430,000	521,913
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.253%, 7/25/49	135,000	142,580
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.853%, 9/25/48	174,000	187,930
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.853%, 7/25/50	174,000	180,608
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	316,074
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	656,035
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.353%, 10/25/48	380,000	395,200
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.003%, 9/25/48	190,000	198,052
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.803%, 12/25/30	260,000	269,462
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.203%, 3/25/50	234,840	237,589
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 1/25/49	148,965	150,722
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.553%, 3/25/49	121,504	122,833
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.453%, 2/25/49	147,680	149,098
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 10/25/48	120,000	121,393
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.853%, 10/25/28	89,589	102,012
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.353%, 9/25/28	1,112,058	1,277,503
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.853%, 10/25/28	566,378	650,828
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.853%, 8/25/28	366,892	411,538
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.853%, 1/25/29	119,587	131,347
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.353%, 4/25/29	19,830	21,724
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.803%, 4/25/28	1,000,078	1,053,423
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.653%, 4/25/28	34,764	36,256
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.603%, 9/25/29	477,000	522,913
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 7/25/25	13,454	13,521
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.953%, 10/25/29	1,170,000	1,268,422
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.603%, 12/25/30	283,000	297,412
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.553%, 2/25/30	60,000	62,775
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.552%, 5/25/30	82,000	85,111
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	6,829	6,957
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.703%, 1/25/30	182,000	189,546
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/30	457,000	471,281
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.103%, 10/25/29	439,543	449,817
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.602%, 5/25/30	240,775	244,274
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.353%, 7/25/30	45,777	46,290
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.203%, 3/25/31	66,388	66,926
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.203%, 9/25/31	556,000	570,023
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.753%, 2/25/40	504,000	523,172
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.553%, 7/25/31	17,395	17,461
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.462%, 5/25/36	495,260	158,194
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.412%, 5/25/37	247,339	208,248
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.624%, 5/19/35	262,946	112,633
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.20%, 1/25/34 (Bermuda)	150,000	144,968
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.502%, 6/25/37	449,450	221,072
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	330,000	330,000
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	246,849	237,156
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.897%, 8/25/35	55,637	54,568
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.802%, 3/25/28 (Bermuda)	794,000	799,350
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.532%, 5/25/46	221,843	199,659
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.522%, 8/25/36	283,493	274,988
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.222%, 8/25/36	235,590	226,764
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	229,894
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.082%, 10/25/45	124,565	124,062

		27,794,727

Total mortgage-backed securities (cost $114,605,722)		$94,627,512

CORPORATE BONDS AND NOTES (21.1%)(a)
		Principal amount	Value
Basic materials (1.1%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		$38,000	$39,345
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		92,000	99,475
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		90,000	94,950
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		35,000	36,232
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		120,000	120,304
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		10,000	9,165
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		113,000	119,648
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		63,000	64,339
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		60,000	64,350
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		60,000	62,925
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		203,000	208,075
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		25,000	25,688
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	120,000	124,581
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$160,000	163,189
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	36,050
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		121,000	122,513
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		90,000	91,923
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		25,000	25,102
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		15,000	14,906
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	84,100
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		45,000	43,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		225,000	229,500
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		90,000	89,888
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		121,000	127,369
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		80,000	82,170

			2,178,987
Capital goods (1.6%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		60,000	58,500
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	243,711
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	119,600
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		35,000	35,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		330,000	337,425
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		72,000	75,420
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	180,938
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		20,000	20,200
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		23,000	22,540
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	119,600
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		50,000	51,500
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29		115,000	113,275
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	40,100
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		125,000	132,500
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		135,000	136,777
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		25,000	25,500
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		120,000	122,250
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		352,000	361,680
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		208,000	221,780
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		60,000	61,650
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	88,363
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		148,000	152,440
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		120,000	120,516
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	79,734
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		25,000	25,250
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		223,000	221,885
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	126,069

			3,295,078
Communication services (2.2%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		133,000	137,018
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		885,000	955,034
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		60,000	62,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		55,000	56,275
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		199,000	206,960
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		82,000	82,000
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	124,800
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		89,000	91,110
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		30,000	31,650
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 7.375%, 7/1/28		120,000	121,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		79,000	71,890
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		65,000	65,650
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		35,000	35,552
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		90,000	95,175
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		110,000	114,400
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	269,842
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		61,000	62,220
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		66,000	65,340
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		55,000	52,250
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		260,000	328,900
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		125,000	150,075
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		433,000	476,841
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		50,000	54,688
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		125,000	135,363
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		80,000	79,008
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	19,772
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	45,259
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		55,000	54,175
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		148,000	155,770
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	160,045

			4,360,962
Consumer cyclicals (3.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$70,000	68,950
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		60,000	61,394
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		55,000	54,725
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		5,000	5,189
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		15,000	15,281
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		128,000	144,960
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		15,000	18,300
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		55,000	62,288
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		75,000	76,875
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		55,000	56,100
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		80,000	80,056
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		110,000	110,000
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		105,000	105,000
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		110,000	110,688
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	26,500
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		85,000	82,875
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		80,000	82,781
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		144,000	72,000
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		120,000	117,236
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		244,000	241,365
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32		25,000	25,544
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	217,500
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	215,160
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		120,000	126,000
Gap, Inc. (The) 144A company guaranty sr. unsec. bonds 3.875%, 10/1/31		115,000	113,419
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		135,000	137,025
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		20,000	20,221
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		60,000	61,725
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		125,000	130,893
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		186,721	196,991
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	75,156
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	66,699
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		31,000	32,473
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	111,640
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$57,000	58,119
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		46,000	46,460
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		99,000	102,218
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		60,000	65,625
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	47,194
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		35,000	34,606
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		160,000	168,280
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		125,000	127,306
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	182,743
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		195,000	202,069
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		25,000	25,638
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		95,000	94,050
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		90,000	92,925
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		90,000	90,900
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		58,000	58,925
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		80,000	82,600
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		40,000	39,350
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		40,000	39,500
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	53,096
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		115,000	119,888
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		25,000	25,250
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		278,000	314,140
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		65,000	66,918
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	175,140
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		40,000	39,900
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		100,000	103,601
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		110,000	97,625
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		60,000	56,850
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		111,000	108,830
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		125,000	125,699
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		115,000	122,813
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	57,681
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		45,000	43,348
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,325
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	115,656
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		105,000	104,475
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		125,000	137,500
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	55,875
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		65,000	69,469
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		115,000	123,913
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		40,000	40,400
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		104,000	107,120
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		155,000	158,100
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		110,000	114,675
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		150,000	153,348
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		145,000	147,175
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		35,000	36,706

			7,567,033
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	78,600
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		77,000	78,540
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	101,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		35,000	37,790
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		260,000	272,854
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		395,000	395,774
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		18,000	18,161
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	227,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		60,000	63,478
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	113,713
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		104,000	108,779
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	92,013
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		85,000	86,700
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		33,000	34,320
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		35,000	33,994
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		130,000	131,300
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	62,424
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		50,000	50,125
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	136,800
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		246,000	295,815
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	71,250
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		19,000	22,159
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	71,940
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		105,000	114,477
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		59,000	62,245
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		55,000	54,794
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	59,538

			2,875,583
Energy (4.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		65,000	71,633
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		10,000	11,386
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		195,000	212,550
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		25,000	26,844
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		306,000	332,925
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		110,000	108,350
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		55,000	59,400
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		42,000	43,680
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		570,000	604,200
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		90,000	94,406
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		10,000	10,075
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		23,000	23,719
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		80,000	82,000
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		117,000	126,483
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		105,000	108,199
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		127,000	149,558
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		125,000	122,282
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		56,000	63,560
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		30,000	31,200
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		25,000	25,594
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		248,000	257,610
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		196,000	208,913
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		59,000	62,424
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		51,000	53,040
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	11,075
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		102,000	106,208
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		30,000	29,775
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		132,000	135,960
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		195,000	194,269
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		70,097	72,200
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		12,000	12,420
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		40,000	41,900
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		200,000	247,500
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		550,000	668,250
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		195,000	254,185
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		70,000	66,588
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	183,788
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		879,000	930,861
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	439,675
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	15,960
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		1,420,000	1,379,850
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)		430,000	434,300
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		51,000	52,148
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		20,000	20,384
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		80,000	83,200
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		46,000	47,380
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		51,000	52,530
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		49,000	50,348
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		197,000	203,895
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		30,000	33,019
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		179,000	188,506
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		337,000	361,089
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		230,000	243,225
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		38,190	37,235
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		88,000	85,030
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	36,138

			9,608,922
Financials (2.9%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	108,938
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		30,000	30,000
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		30,000	30,300
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	105,000	119,464
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		$200,000	220,316
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		43,000	42,862
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	266,594
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	114,840
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		188,000	185,650
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		35,000	32,200
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		40,000	37,400
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	220,371
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	53,663
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		40,000	39,100
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		35,000	35,963
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		70,000	71,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	95,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	108,290
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		25,000	25,711
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		64,000	62,400
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	15,468
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	214,303
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		90,000	93,150
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		156,000	161,850
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		122,000	124,745
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		930,000	892,776
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		52,000	53,300
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		25,000	25,250
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		115,000	115,144
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		80,000	79,600
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		93,000	94,860
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		35,000	34,563
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)		570,000	603,201
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		45,000	48,150
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	68,400
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		269,000	299,263
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		137,000	148,959
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		110,000	113,025
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		105,000	108,561
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		235,000	239,113
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		41,000	44,421
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		55,000	57,200
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		68,000	69,360
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	204,750

			5,810,287
Health care (1.8%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		105,000	103,950
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		80,000	76,019
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		131,000	133,431
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		50,000	44,125
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		65,000	66,300
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	55,908
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		250,000	268,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		60,000	61,425
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	55,688
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		305,000	320,631
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	10,688
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	47,475
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		105,000	102,900
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		130,000	150,800
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		45,000	43,931
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		55,000	55,550
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	275,319
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		55,000	58,128
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	207,088
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	110,000	126,680
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$105,000	101,325
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		20,000	20,050
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		60,000	61,500
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	166,238
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		40,000	39,263
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		40,000	40,500
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		99,000	100,238
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		28,000	28,980
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		30,000	31,574
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		235,000	244,694
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		249,000	255,755
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		95,000	96,472
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	213,000

			3,664,375
Technology (0.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		40,000	39,979
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		35,000	35,219
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		20,000	20,600
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		80,000	79,000
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		54,000	58,144
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		236,000	242,148
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		119,000	123,590
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		140,000	133,525
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		45,000	46,575
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		90,000	89,325
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		65,000	65,631
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		120,000	121,060
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		44,000	48,111

			1,102,907
Transportation (0.3%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		10,000	10,238
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		120,000	128,246
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		120,000	124,785
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		170,000	185,637
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		45,000	46,406
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		45,000	46,923

			542,235
Utilities and power (0.6%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		29,000	29,557
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		45,000	45,338
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		29,000	29,754
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	176,375
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		25,000	25,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,863
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		8,000	8,316
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	177,585
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		80,000	78,400
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		49,000	52,498
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	111,837
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		30,000	30,500
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		50,000	53,469
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		68,000	70,040
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		168,000	173,484
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		75,000	77,837

			1,149,853

Total corporate bonds and notes (cost $41,282,640)			$42,156,222

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
		Principal amount	Value
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		$960,000	$1,063,185
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)		452,524	288,258
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	357,000
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		325,000	331,094
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		336,000	382,200
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	200,925
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	315,950
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	410,400
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		260,000	264,225
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	783,000
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	394,851
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,020,000	1,139,830
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	387,905
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	223,497
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	724,755
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	577,500
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	1,345,000	1,561,035
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$1,025,000	1,112,146
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,348,750
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		710,000	748,918
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		340,000	359,125
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	275,395
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		670,000	740,323
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	378,448
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		760,000	577,600
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		430,000	422,294
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		1,009,000	1,033,095
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		798,000	47,880
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	984,554

Total foreign government and agency bonds and notes (cost $17,046,837)			$17,434,138

CONVERTIBLE BONDS AND NOTES (6.0%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$103,000	$113,197
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	83,000	132,644

		245,841
Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	163,000	161,342
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	333,000	315,202
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	38,000	57,182
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	79,000	113,365
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	188,000	192,982

		840,073
Consumer cyclicals (1.1%)
Affirm Holdings, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	30,000	26,970
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	63,000	56,700
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	80,000	84,850
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	80,000	82,049
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	84,000	123,354
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	88,000	130,735
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	165,000	124,245
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	166,000	190,983
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	218,000	299,886
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	152,000	274,360
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	37,000	61,859
NCL Corp, Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25	37,000	52,540
NCL Corp, Ltd. 144A cv. sr. unsec. notes 1.125%, 2/15/27	77,000	72,095
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	219,000	257,982
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	109,000	114,930
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	146,000	155,603
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	74,000	98,709

		2,207,850
Consumer staples (0.6%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	142,000	138,947
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	82,000	86,847
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	103,000	92,249
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	111,000	91,853
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	180,000	211,608
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	70,000	93,233
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	84,000	69,510
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	91,000	89,317
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	189,000	171,843
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	40,000	51,484

		1,096,891
Energy (0.4%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	156,000	160,914
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	156,000	277,973
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25, (Israel)	72,000	91,260
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	87,000	67,753
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	96,000	86,041

		683,941
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	108,000	110,225
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	109,000	120,241
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	79,000	81,670

		312,136
Health care (0.8%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	65,000	67,802
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	141,000	167,349
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	219,000	211,466
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	123,000	124,427
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	150,000	133,594
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	58,000	76,727
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	77,000	87,395
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	152,000	152,095
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	115,000	97,894
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	52,369
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	72,000	135,810
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	135,000	149,259
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	53,000	78,573
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	84,000	76,493

		1,611,253
Technology (2.1%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	57,000	54,150
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	146,000	170,732
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	93,000	121,718
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	83,000	76,609
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	153,000	140,760
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	104,000	106,340
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	106,000	98,474
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	110,000	132,143
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	94,000	98,192
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	157,000	148,365
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	90,000	113,400
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	33,000	66,132
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	58,000	51,440
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	93,000	93,291
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	120,000	101,314
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	47,000	57,721
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	107,000	124,259
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	57,000	62,204
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	138,000	171,638
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	194,000	230,860
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	109,000	158,595
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	86,000	162,918
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	76,054
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	34,000	32,175
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	103,000	132,746
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	122,000	114,614
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	76,000	133,236
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	150,000	145,056
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	284,000	264,830
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	264,000	236,438
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	76,000	69,350
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	49,000	69,396
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	86,000	102,607
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	71,000	87,739
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	52,000	113,647

		4,119,143
Transportation (0.2%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	93,000	128,433
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	149,000	138,900
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	170,000	226,610

		493,943
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	125,000	142,438
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	129,000	153,033

		295,471

Total convertible bonds and notes (cost $11,318,738)		$11,906,542

SENIOR LOANS (3.4%)(a)(c)
	Principal amount	Value
Basic materials (0.3%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	$29,775	$28,910
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/28	19,900	19,864
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.75%, 3/16/27	110,620	109,422
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.102%, 10/1/25	167,967	167,233
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.10%, 5/3/26	258,238	256,410

		581,839
Capital goods (0.6%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	74,625	74,547
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	21,450	21,373
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	348,575	343,594
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	9,975	9,952
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	195,309	195,727
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.132%, 4/9/26	87,848	84,734
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	218,482	214,597
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	207,388	207,359

		1,151,883
Communication services (0.2%)
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 7/31/27	29,850	29,641
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	78,200	78,223
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	275,000	274,197

		382,061
Consumer cyclicals (1.0%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	213,160	213,184
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	174,563	174,871
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26	231,569	228,192
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	152,873	152,299
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	100,227	100,140
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.353%, 8/24/26	97,750	45,046
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.36%, 10/30/26	82,448	82,173
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	84,085	83,492
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	71,328	71,261
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.104%, 5/1/26	44,355	44,030
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.599%, 6/19/26	125,098	124,739
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	100,000	78,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	157,036	147,535
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.854%, 8/14/24	63,354	63,087
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 12/17/26	122,636	121,992
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	185,139	185,370

		1,915,411
Consumer staples (0.2%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	386,502	377,431
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	39,600	39,563
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	97,222	96,990

		513,984
Energy (0.1%)
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	94,525	94,249
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 3.00%, 6/8/27	65,000	65,041

		159,290
Financials (0.1%)
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.601%, 12/7/25	108,571	106,943
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	44,105	44,063

		151,006
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.849%, 2/4/27	62,621	61,740
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.854%, 10/10/25	103,664	83,110
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	233,238	232,013
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	130,345	130,761
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	134,325	134,242
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.081%, 6/30/25	26,679	26,646
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	87,648	84,909

		753,421
Technology (0.5%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	183,609	182,118
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.974%, 10/2/25	182,883	181,603
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	93,813	93,683
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.544%, 12/1/27	178,650	179,172
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.604%, 7/2/25	151,476	147,906
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	89,775	89,691
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	59,700	59,536
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	120,000	120,226

		1,053,935
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	55,000	56,895
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	114,138	114,293

		171,188

Total senior loans (cost $6,910,986)		$6,834,018

PURCHASED SWAP OPTIONS OUTSTANDING (2.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$18,054,200	$10,110
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	372,214
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	91,318
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	336,326
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	328,720
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	97,257
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	94,658
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	855,716
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	853,542
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	728,916
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	201,622
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	133,959
(1.4075)/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.4075		2,895,700	20,675
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	41,615,900	394,868
Toronto-Dominion Bank
(1.505)/3 month USD-LIBOR-BBA/Jan-32 (Canada)	Jan-22/1.505		$2,713,900	34,548
(1.80)/3 month USD-LIBOR-BBA/Jan-32 (Canada)	Jan-22/1.80		5,427,800	12,050
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	173,149
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	99,818

Total purchased swap options outstanding (cost $3,038,856)				$4,839,466

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$594,000	$594,356
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	133,000	132,508

Total asset-backed securities (cost $726,997)		$726,864

COMMON STOCKS (0.1%)(a)
	Shares	Value
iHeartMedia, Inc. Class A(NON)	6,510	$136,970
MWO Holdings, LLC (Units)(F)	73	186
Oasis Petroleum, Inc.	378	47,624
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	12,766
Tribune Media Co. Class 1C	40,066	401

Total common stocks (cost $229,781)		$197,947

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	33	$2

Total warrants (cost $2)				$2

SHORT-TERM INVESTMENTS (20.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	15,465,567	$15,465,567
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	220,000	220,000
U.S. Treasury Bills 0.037%, 3/10/22(SEG)(SEGSF)		$3,300,000	3,299,743
U.S. Treasury Bills 0.053%, 5/19/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		2,200,000	2,199,188
U.S. Treasury Bills 0.045%, 2/17/22(SEG)(SEGSF)(SEGTBA)		3,700,000	3,699,861
U.S. Treasury Bills 0.043%, 2/24/22(SEGSF)		3,600,000	3,599,857
U.S. Treasury Bills 0.044%, 3/3/22(SEGSF)		1,500,000	1,499,883
U.S. Treasury Bills 0.043%, 4/21/22(SEGSF)(SEGCCS)		1,900,000	1,899,580
U.S. Treasury Bills 0.048%, 3/24/22(SEGSF)(SEGCCS)		2,600,000	2,599,676
U.S. Treasury Bills 0.053%, 4/7/22(SEGSF)(SEGCCS)		4,416,000	4,415,158
U.S. Treasury Bills 0.042%, 3/17/22(SEGSF)(SEGCCS)(SEGTBA)		1,213,000	1,212,864

Total short-term investments (cost $40,112,092)			$40,111,377
TOTAL INVESTMENTS

Total investments (cost $352,358,620)			$335,892,402

	FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $257,287,528) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/19/22	$3,275,198	$3,203,862	$71,336
		Australian Dollar	Sell	1/19/22	3,275,198	3,280,080	4,882
		British Pound	Buy	3/16/22	784,415	771,917	12,498
		Canadian Dollar	Buy	1/19/22	253,366	254,023	(657)
		Canadian Dollar	Sell	1/19/22	253,366	250,283	(3,083)
		Euro	Buy	3/16/22	1,864,979	1,859,153	5,826
		Japanese Yen	Buy	2/16/22	3,547,998	3,589,555	(41,557)
		New Zealand Dollar	Buy	1/19/22	3,004,614	3,044,021	(39,407)
		New Zealand Dollar	Sell	1/19/22	3,004,614	3,055,226	50,612
		Norwegian Krone	Sell	3/16/22	2,710	2,662	(48)
		Swedish Krona	Buy	3/16/22	166	164	2
		Swiss Franc	Buy	3/16/22	206,486	204,945	1,541
	Barclays Bank PLC
		Australian Dollar	Buy	1/19/22	1,593,908	1,566,423	27,485
		Australian Dollar	Sell	1/19/22	1,593,908	1,595,686	1,778
		British Pound	Buy	3/16/22	31,799	37,769	(5,970)
		Canadian Dollar	Buy	1/19/22	3,832,986	3,802,544	30,442
		Canadian Dollar	Sell	1/19/22	3,832,986	3,897,477	64,491
		Euro	Sell	3/16/22	3,239,458	3,228,688	(10,770)
		Japanese Yen	Buy	2/16/22	1,820,606	1,842,076	(21,470)
		New Zealand Dollar	Buy	1/19/22	971,521	957,213	14,308
		New Zealand Dollar	Sell	1/19/22	971,521	987,947	16,426
		Swedish Krona	Buy	3/16/22	1,838	1,838	—
		Swiss Franc	Buy	3/16/22	1,187,127	1,178,667	8,460
	Citibank, N.A.
		Australian Dollar	Buy	1/19/22	493,735	486,675	7,060
		Australian Dollar	Sell	1/19/22	493,735	512,365	18,630
		British Pound	Sell	3/16/22	983,597	967,938	(15,659)
		Canadian Dollar	Buy	1/19/22	3,098,817	3,084,060	14,757
		Canadian Dollar	Sell	1/19/22	3,098,817	3,146,868	48,051
		Euro	Sell	3/16/22	402,937	401,580	(1,357)
		Japanese Yen	Buy	2/16/22	1,580,230	1,599,004	(18,774)
		New Zealand Dollar	Buy	1/19/22	1,331,108	1,316,147	14,961
		New Zealand Dollar	Sell	1/19/22	1,331,108	1,350,935	19,827
		Swedish Krona	Sell	3/16/22	168,378	168,541	163
		Swiss Franc	Sell	3/16/22	495,104	491,389	(3,715)
	Credit Suisse International
		Australian Dollar	Buy	1/19/22	8,731	8,540	191
		Australian Dollar	Sell	1/19/22	8,731	8,744	13
		British Pound	Sell	3/16/22	752,886	740,790	(12,096)
		Canadian Dollar	Buy	1/19/22	1,127,698	1,135,450	(7,752)
		Canadian Dollar	Sell	1/19/22	1,127,698	1,134,123	6,425
		Euro	Sell	3/16/22	1,247,462	1,243,297	(4,165)
		New Zealand Dollar	Buy	1/19/22	857,776	872,160	(14,384)
		New Zealand Dollar	Sell	1/19/22	857,776	844,980	(12,796)
	Goldman Sachs International
		Australian Dollar	Buy	1/19/22	3,233,072	3,220,625	12,447
		Australian Dollar	Sell	1/19/22	3,233,072	3,237,887	4,815
		British Pound	Sell	3/16/22	63,732	56,156	(7,576)
		Canadian Dollar	Buy	1/19/22	6,645,155	6,683,273	(38,118)
		Canadian Dollar	Sell	1/19/22	6,645,155	6,620,364	(24,791)
		Euro	Sell	3/16/22	1,183,499	1,179,811	(3,688)
		Japanese Yen	Buy	2/16/22	933,627	941,981	(8,354)
		New Zealand Dollar	Buy	1/19/22	3,993,529	3,947,951	45,578
		New Zealand Dollar	Sell	1/19/22	3,993,529	4,073,364	79,835
		Norwegian Krone	Sell	3/16/22	166,495	163,469	(3,026)
		Polish Zloty	Buy	3/16/22	281,425	279,067	2,358
		South African Rand	Buy	1/19/22	542,698	582,877	(40,179)
		South African Rand	Sell	1/19/22	542,698	572,504	29,806
		Swedish Krona	Sell	3/16/22	261,890	262,213	323
		Swiss Franc	Buy	3/16/22	1,967,660	1,953,605	14,055
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/19/22	1,008,134	986,286	21,848
		Australian Dollar	Sell	1/19/22	1,008,134	1,009,328	1,194
		British Pound	Sell	3/16/22	2,095,606	2,062,264	(33,342)
		Canadian Dollar	Buy	1/19/22	600,885	604,381	(3,496)
		Canadian Dollar	Sell	1/19/22	600,885	593,574	(7,311)
		Euro	Buy	3/16/22	3,088,726	3,078,429	10,297
		Japanese Yen	Buy	2/16/22	1,930,022	1,952,177	(22,155)
		New Zealand Dollar	Buy	1/19/22	1,986,801	2,042,106	(55,305)
		New Zealand Dollar	Sell	1/19/22	1,986,801	1,957,304	(29,497)
		Swedish Krona	Buy	3/16/22	3,543	3,548	(5)
		Swiss Franc	Buy	3/16/22	23,199	23,033	166
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	3,719,022	3,724,571	(5,549)
		Australian Dollar	Sell	1/19/22	3,719,022	3,750,890	31,868
		British Pound	Sell	3/16/22	380,638	374,595	(6,043)
		Canadian Dollar	Buy	1/19/22	2,105,431	2,153,115	(47,684)
		Canadian Dollar	Sell	1/19/22	2,105,431	2,088,773	(16,658)
		Euro	Buy	3/16/22	5,128,266	5,111,729	16,537
		Japanese Yen	Sell	2/16/22	2,260,277	2,287,073	26,796
		New Zealand Dollar	Buy	1/19/22	6,400,316	6,507,285	(106,969)
		New Zealand Dollar	Sell	1/19/22	6,400,316	6,320,380	(79,936)
		Norwegian Krone	Sell	3/16/22	249	242	(7)
		Swedish Krona	Sell	3/16/22	532	528	(4)
		Swiss Franc	Sell	3/16/22	403,186	400,212	(2,974)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	1,164	133,764	(132,600)
		British Pound	Sell	3/16/22	305,809	294,322	(11,487)
		Canadian Dollar	Buy	1/19/22	8,538	92,771	(84,233)
		Euro	Sell	3/16/22	853,875	851,150	(2,725)
		Japanese Yen	Sell	2/16/22	201,866	203,346	1,480
		New Zealand Dollar	Sell	1/19/22	1,681,524	1,695,182	13,658
		Norwegian Krone	Sell	3/16/22	159,125	154,022	(5,103)
		Swedish Krona	Sell	3/16/22	291,711	290,270	(1,441)
		Swiss Franc	Sell	3/16/22	1,572,060	1,564,410	(7,650)
	NatWest Markets PLC
		Australian Dollar	Buy	1/19/22	1,790,864	1,791,906	(1,042)
		Australian Dollar	Sell	1/19/22	1,790,864	1,802,693	11,829
		British Pound	Buy	3/16/22	393,493	386,047	7,446
		Canadian Dollar	Buy	1/19/22	287,755	284,257	3,498
		Canadian Dollar	Sell	1/19/22	287,755	289,416	1,661
		Euro	Sell	3/16/22	3,964,151	3,953,658	(10,493)
		Japanese Yen	Sell	2/16/22	427,883	431,726	3,843
		New Zealand Dollar	Buy	1/19/22	4,754,133	4,724,301	29,832
		New Zealand Dollar	Sell	1/19/22	4,754,133	4,833,889	79,756
		Norwegian Krone	Buy	3/16/22	794	769	25
		Swiss Franc	Buy	3/16/22	529,958	526,180	3,778
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/19/22	1,986,364	2,175,425	189,061
		British Pound	Sell	3/16/22	713,104	702,524	(10,580)
		Canadian Dollar	Sell	1/19/22	1,690,479	1,699,140	8,661
		Euro	Sell	3/16/22	9,486,916	9,461,345	(25,571)
		Japanese Yen	Sell	2/16/22	9,873,470	9,993,087	119,617
		New Zealand Dollar	Buy	1/19/22	6,131,894	6,342,212	(210,318)
		New Zealand Dollar	Sell	1/19/22	6,132,921	6,088,400	(44,521)
		Norwegian Krone	Sell	3/16/22	520,024	503,915	(16,109)
		Swedish Krona	Sell	3/16/22	1,449,781	1,450,449	668
		Swiss Franc	Buy	3/16/22	3,764,018	3,737,279	26,739
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/19/22	2,924,869	2,940,845	(15,976)
		Australian Dollar	Sell	1/19/22	2,924,869	2,860,700	(64,169)
		British Pound	Sell	3/16/22	347,080	334,943	(12,137)
		Canadian Dollar	Sell	1/19/22	1,536,879	1,641,319	104,440
		Euro	Sell	3/16/22	1,824,617	1,824,267	(350)
		Japanese Yen	Buy	2/16/22	1,043,694	1,052,913	(9,219)
		New Zealand Dollar	Buy	1/19/22	1,268,860	1,250,222	18,638
		New Zealand Dollar	Sell	1/19/22	1,268,860	1,289,863	21,003
		Norwegian Krone	Sell	3/16/22	339,387	330,970	(8,417)
	UBS AG
		Australian Dollar	Buy	1/19/22	1,232,592	1,212,996	19,596
		Australian Dollar	Sell	1/19/22	1,232,592	1,276,841	44,249
		British Pound	Buy	3/16/22	1,600,492	1,574,697	25,795
		Canadian Dollar	Buy	1/19/22	3,259,691	3,263,988	(4,297)
		Canadian Dollar	Sell	1/19/22	3,259,691	3,320,354	60,663
		Euro	Buy	3/16/22	5,812,255	5,793,485	18,770
		Japanese Yen	Buy	2/16/22	7,612,164	7,699,879	(87,715)
		New Zealand Dollar	Buy	1/19/22	3,320,648	3,417,210	(96,562)
		New Zealand Dollar	Sell	1/19/22	3,320,648	3,378,568	57,920
		Norwegian Krone	Buy	3/16/22	3,005	2,935	70
		Swedish Krona	Buy	3/16/22	2,879	2,860	19
		Swiss Franc	Buy	3/16/22	482,459	479,007	3,452
	WestPac Banking Corp.
		British Pound	Buy	3/16/22	413,384	406,799	6,585
		Canadian Dollar	Buy	1/19/22	1,103,982	1,110,290	(6,308)
		Canadian Dollar	Sell	1/19/22	1,103,982	1,090,537	(13,445)
		Euro	Sell	3/16/22	748,409	746,041	(2,368)
		Japanese Yen	Sell	2/16/22	185,696	187,849	2,153
		New Zealand Dollar	Buy	1/19/22	1,672,753	1,705,929	(33,176)
		New Zealand Dollar	Sell	1/19/22	1,672,753	1,700,591	27,838

	Unrealized appreciation						1,650,831

	Unrealized (depreciation)						(1,674,339)

	Total						$(23,508)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	607	$132,430,329	$132,430,329	Mar-22	$118,578
U.S. Treasury Note 5 yr (Long)	127	15,364,024	15,364,024	Mar-22	64,542
U.S. Treasury Note Ultra 10 yr (Short)	97	14,204,438	14,204,438	Mar-22	(236,655)

Unrealized appreciation					183,120

Unrealized (depreciation)					(236,655)

Total					$(53,535)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $6,943,337) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$18,054,200	$148,406
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	216,893
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	241,059
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		16,650,600	299,045
Goldman Sachs International
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	115,131
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	262,748
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,653,100	28,235
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	40,667
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		11,760,300	80,558
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	101,596
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$2,639,000	129,707
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	154,929
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	603,418
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	1,635,975
Morgan Stanley & Co. International PLC
1.6075/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.6075		5,791,500	20,328
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	31,632
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	32,426
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	62,043
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	123,892
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	192,367
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	196,972
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,150,300	673,251
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,150,300	803,263
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,150,300	811,895
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	41,615,900	252,355
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	41,615,900	319,387
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$241,000	13,094
1.65/3 month USD-LIBOR-BBA/Jan-32	Jan-22/1.65		8,174,400	47,410
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		482,100	92,206
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	215,894
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	259,399

Total				$8,206,181

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		$6,660,800	$(865,904)	$525,071
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		25,327,500	(233,646)	293,799
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	287,097
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		$14,629,100	(706,586)	201,150
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	199,441
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	135,917
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		$29,403,000	(35,284)	124,963
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	108,528
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		5,120,200	(251,841)	101,790
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	74,980
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		17,405,100	(112,480)	15,316
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		17,405,100	(112,480)	12,706
(1.405)/3 month USD-LIBOR-BBA/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	1,122
1.405/3 month USD-LIBOR-BBA/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	(10,408)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(36,113)	(19,170)
1.39/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39		42,445,300	(488,121)	(33,107)
(1.39)/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39		42,445,300	(488,121)	(34,381)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		5,880,600	(76,448)	(60,511)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(60,687)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(80,697)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$2,134,700	(155,833)	(85,068)
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		7,702,700	(464,858)	(108,916)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	(111,033)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	(154,841)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		25,327,500	(233,646)	(225,921)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	(382,530)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(750,495)	(517,488)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		23,878,400	504,431	106,498
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		2,940,300	82,328	48,486
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		17,405,100	73,319	20,016
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		7,314,500	114,106	(36,792)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		29,258,100	401,567	(64,660)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		17,405,100	73,319	(67,184)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		58,806,000	19,112	(79,388)
Citibank, N.A.
(1.529)/3 month USD-LIBOR-BBA/Sep-32 (Purchased)	Sep-22/1.529		23,488,000	(624,316)	119,554
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	78,419
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	41,218
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	27,931
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	17,043
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	16,818
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		15,721,800	(512,531)	314
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		2,947,300	(72,290)	(4,686)
(1.37)/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37		12,257,500	(182,637)	(6,251)
1.37/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37		12,257,500	(182,637)	(13,361)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	(20,224)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	(21,067)
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	(21,284)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		15,721,800	(512,531)	(36,160)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	(36,782)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(84,910)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	95,029
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	57,620
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		10,644,300	80,684	40,555
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	27,640
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		2,331,200	278,812	16,202
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		2,331,200	278,812	(12,775)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	(24,499)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		10,644,300	80,684	(45,877)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		14,147,000	74,979	(59,700)
1.849/3 month USD-LIBOR-BBA/Sep-32 (Written)	Sep-22/1.849		46,976,000	706,491	(113,682)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	14,945,400	(66,400)	88,820
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$739,600	(93,375)	56,335
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(126,794)	19,565
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		6,088,300	(84,627)	(15,099)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	14,945,400	(66,400)	(26,714)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		$6,088,300	(84,627)	(35,434)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(206,714)	(46,417)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(57,341)
(1.7355)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.7355		9,645,500	(148,214)	(88,160)
1.9555/3 month USD-LIBOR-BBA/Feb-32 (Written)	Feb-22/1.9555		19,291,000	145,840	103,400
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	33,843
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$6,792,100	99,165	(7,879)
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	14,945,400	166,667	(12,762)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	(18,870)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		$5,740,400	118,826	(19,517)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	14,945,400	166,667	(49,515)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	471,939
(0.5825)/3 month USD-LIBOR-BBA/Oct-23 (Purchased)	Oct-22/0.5825		103,641,900	(176,191)	471,571
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	234,838
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$934,000	(144,396)	88,114
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	55,757
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	54,696
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	47,987
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	46,592
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	45,785
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	32,149
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$4,305,400	(255,310)	4,435
(1.6875)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-22/1.6875		23,165,900	(40,540)	(6,255)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(20,160)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$4,305,400	(255,310)	(23,292)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(23,832)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(37,009)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(41,538)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	(51,150)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	(72,282)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(81,457)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(104,506)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	(516,204)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	83,681
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	81,612
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	71,616
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,473,400	53,182	18,073
1.8875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/1.8875		$23,165,900	22,008	3,012
2.0875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/2.0875		23,165,900	11,583	1,158
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,473,400	53,182	(30,187)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		$2,238,000	166,843	(66,066)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	(77,670)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	(80,732)
1.0325/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/1.0325		103,641,900	62,185	(262,214)
0.8075/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/0.8075		103,641,900	98,460	(368,965)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	299,807
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	70,779
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(99,583)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(121,889)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	242,880
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	(198,241)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		4,379,600	(150,549)	27,591
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	15,161
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	8,146
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	(5,098)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	(10,768)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		4,379,600	(150,549)	(65,869)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,854,000	50,522	38,934
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		756,700	99,506	30,722
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,854,000	50,522	9,530
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		756,700	99,506	(28,308)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,804,800	(146,695)	88,070
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	55,635
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	50,906
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,114,500	(62,356)	49,283
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	43,281
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,682,900	(132,385)	43,090
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,715,100	(58,884)	33,250
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	25,834
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	12,635
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	10,715
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$3,893,200	(181,034)	8,215
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	(161)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(1,573)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(1,814)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$875,900	(79,050)	(10,721)
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		3,893,200	(181,034)	(11,096)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	(19,982)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$875,900	(79,050)	(21,652)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	(25,671)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(25,738)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,682,900	(132,385)	(25,962)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	4,156,500	(252,651)	(26,642)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$9,287,700	(62,646)	(31,950)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	(33,002)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,804,800	(146,695)	(42,598)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$1,114,500	(62,356)	(42,696)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,786,300	(59,070)	(48,482)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		2,229,000	59,236	33,457
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	24,227
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	4,156,500	166,270	11,405
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	4,156,500	107,780	2,508
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	(10,280)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$2,229,000	59,236	(46,542)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		6,131,500	(125,542)	48,313
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,591,000	(129,226)	40,005
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		4,379,600	(89,891)	36,351
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		3,664,100	(248,060)	6,962
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		3,664,100	(248,060)	6,082
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		4,379,600	(89,891)	(26,584)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		6,131,500	(125,542)	(34,766)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,591,000	(129,226)	(39,020)

Unrealized appreciation					6,283,975

Unrealized (depreciation)					(5,931,955)

Total					$352,020

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21 (proceeds receivable $46,392,578) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/52	$1,000,000	1/20/22	$1,041,432
Uniform Mortgage-Backed Securities, 5.50%, 1/1/52	2,000,000	1/13/22	2,163,753
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	13,000,000	1/13/22	13,690,628
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52	8,000,000	1/13/22	8,290,938
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	11,000,000	1/13/22	11,232,036
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	10,000,000	1/13/22	9,975,938

Total			$46,394,725

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$6,270,000	$22,697	(E)	$(11,994)	3/16/32	Secured Overnight Financing Rate — Annually	1.385% — Annually	$10,705
		80,878,000	49,336	(E)	(43,317)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	6,019
		136,134,000	536,368	(E)	612,000	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	75,632
		11,807,000	59,507	(E)	(66,923)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(7,415)
		6,762,000	227,000	(E)	(247,793)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(20,792)
		10,525,000	7,578		509	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	6,375
		9,137,000	11,878		785	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	10,287
		3,751,000	9,678		453	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	8,967
		1,989,000	7,538		(3,542)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(10,387)
		17,549,000	11,933		(1,786)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	7,615
		2,253,000	1,735		(302)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	908
		4,722,000	12,230		(2,108)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	8,823
		8,061,000	34,501		(4,356)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	27,659
		20,500,000	12,505	(E)	(77)	1/6/24	0.7777% — Annually	Secured Overnight Financing Rate — Annually	(12,582)
		5,823,000	23,700		(77)	12/30/31	1.27% — Annually	Secured Overnight Financing Rate — Annually	23,220
		3,487,000	6,033		(46)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	(6,208)
		12,236,400	19,823	(E)	(162)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	19,661
		3,679,000	65,523		(600)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	(66,273)
		1,496,000	1,631		(198)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	1,479
		1,340,000	5,373		1,038	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	6,462
		2,973,000	2,884		(24)	1/3/27	1.135% — Annually	Secured Overnight Financing Rate — Annually	(2,908)
	AUD	79,300	3,227	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	3,226
	AUD	266,900	14,641	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	14,639
	AUD	99,100	5,866	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,865
	AUD	155,200	8,289	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,287
	AUD	579,100	40,131	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	40,124
	AUD	37,200	3,518	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	3,518
	AUD	1,800,000	9,102		(20)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(3,557)
	AUD	338,000	133	(E)	(363)	3/16/32	6 month AUD-BBR-BBSW — Semiannually	2.04% — Semiannually	(230)
	CAD	2,970,000	15,848	(E)	8,055	3/16/32	3 month CAD-BA-CDOR — Semiannually	2.08% — Semiannually	23,904
	CHF	3,521,000	72,105	(E)	6,101	3/16/32	0.070% plus Swiss Average Rate Overnight — Annually	—	(66,004)
	EUR	512,400	159,662	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(158,735)
	EUR	696,900	183,153		(27)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	194,358
	EUR	770,000	182,290		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(192,979)
	EUR	778,400	171,083		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(181,448)
	EUR	898,100	170,571		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(181,034)
	EUR	802,800	214,403	(E)	(30)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	214,373
	EUR	929,000	157,920		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(170,052)
	EUR	741,300	128,402	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(128,430)
	EUR	676,400	84,424		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(92,238)
	EUR	395,500	36,828		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(40,923)
	EUR	1,468,500	12,489	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	12,433
	EUR	906,000	90,203	(E)	(34)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(90,237)
	EUR	1,215,200	97,925		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	92,213
	EUR	4,960,100	150,325		(187)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	191,612
	EUR	574,000	70,545	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	70,524
	EUR	260,400	62,356	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	62,346
	EUR	1,696,600	102,490	(E)	(36)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(102,526)
	EUR	833,300	46,705	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	46,687
	EUR	1,129,700	63,524	(E)	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	63,497
	EUR	388,100	21,708	(E)	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	21,699
	EUR	1,055,800	10,926		(43)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	15,486
	EUR	1,088,000	12,176		(19)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	10,638
	EUR	924,200	21,276		(16)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	18,329
	EUR	311,700	12,335	(E)	(13)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(12,348)
	EUR	3,943,000	82,330	(E)	3,764	3/16/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.15% — Annually	(78,566)
	GBP	703,500	16,778		(14)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(12,592)
	GBP	16,646,400	28,615	(E)	(86)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	28,530
	GBP	1,158,000	16,693	(E)	10,200	3/16/32	0.85% — Annually	Sterling Overnight Index Average — Annually	26,892
	JPY	49,618,300	34,461	(E)	(14)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(34,475)
	JPY	63,267,700	15,780	(E)	(18)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	15,762
	JPY	119,698,500	385		(14)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(444)
	JPY	119,698,500	52		(2)	2/25/22	6 month JPY-LIBOR-BBA — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	86
	JPY	122,290,000	11,854	(E)	(35)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(11,888)
	NOK	26,942,000	62,777	(E)	(6,983)	3/16/32	1.695% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	55,794
	NZD	4,181,000	23,109	(E)	(10,657)	3/16/32	2.590% — Semiannually	3 month NZD-BBR-FRA — Quarterly	12,447
	SEK	9,790,000	15,634	(E)	768	3/16/32	0.850% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	16,402

	Total				$241,338				$(201,788)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$1,075,356	$1,036,790	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(27,390)
1,032,736	1,005,464	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(27,079)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(54,469)

	Total	$—			Total	$(54,469)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$16,818,000	$654,220	$(306)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(654,526)

Total			$(306)				$(654,526)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$4,375	$63,942	$17,891	5/11/63	300 bp — Monthly	$(13,479)
	CMBX NA BBB-.6 Index	B+/P	8,497	140,873	39,416	5/11/63	300 bp — Monthly	(30,837)
	CMBX NA BBB-.6 Index	B+/P	17,409	281,746	78,832	5/11/63	300 bp — Monthly	(61,259)
	CMBX NA BBB-.6 Index	B+/P	16,587	290,738	81,348	5/11/63	300 bp — Monthly	(64,592)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	5,372	45,000	4,406	5/11/63	200 bp — Monthly	984
	CMBX NA A.6 Index	BBB+/P	5,963	47,000	4,601	5/11/63	200 bp — Monthly	1,380
	CMBX NA A.6 Index	BBB+/P	7,354	53,000	5,189	5/11/63	200 bp — Monthly	2,186
	CMBX NA A.6 Index	BBB+/P	10,961	71,000	6,951	5/11/63	200 bp — Monthly	4,037
	CMBX NA A.6 Index	BBB+/P	12,898	77,000	7,538	5/11/63	200 bp — Monthly	5,389
	CMBX NA A.6 Index	BBB+/P	11,798	78,000	7,636	5/11/63	200 bp — Monthly	4,192
	CMBX NA A.6 Index	BBB+/P	28,477	161,000	15,762	5/11/63	200 bp — Monthly	12,778
	CMBX NA A.6 Index	BBB+/P	20,798	177,000	17,328	5/11/63	200 bp — Monthly	3,538
	CMBX NA A.6 Index	BBB+/P	48,213	290,000	28,391	5/11/63	200 bp — Monthly	19,934
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	12,627	11/18/54	500 bp — Monthly	65,477
	CMBX NA BB.13 Index	BB-/P	6,698	67,000	6,827	12/16/72	500 bp — Monthly	(64)
	CMBX NA BB.13 Index	BB-/P	16,037	176,000	17,934	12/16/72	500 bp — Monthly	(1,726)
	CMBX NA BB.13 Index	BB-/P	26,330	279,000	28,430	12/16/72	500 bp — Monthly	(1,829)
	CMBX NA BB.13 Index	BB-/P	48,322	530,000	54,007	12/16/72	500 bp — Monthly	(5,170)
	CMBX NA BB.6 Index	B-/P	119,351	798,720	351,996	5/11/63	500 bp — Monthly	(231,866)
	CMBX NA BB.7 Index	B/P	64,660	1,267,000	427,106	1/17/47	500 bp — Monthly	(361,214)
	CMBX NA BB.9 Index	B/P	3,258	16,000	3,694	9/17/58	500 bp — Monthly	(421)
	CMBX NA BB.9 Index	B/P	32,267	158,000	36,482	9/17/58	500 bp — Monthly	(4,061)
	CMBX NA BBB-.10 Index	BB+/P	20,182	185,000	16,539	11/17/59	300 bp — Monthly	3,751
	CMBX NA BBB-.11 Index	BBB-/P	3,883	62,000	2,926	11/18/54	300 bp — Monthly	993
	CMBX NA BBB-.12 Index	BBB-/P	2,419	58,000	2,993	8/17/61	300 bp — Monthly	(540)
	CMBX NA BBB-.12 Index	BBB-/P	8,250	140,000	7,224	8/17/61	300 bp — Monthly	1,108
	CMBX NA BBB-.12 Index	BBB-/P	43,751	276,000	14,242	8/17/61	300 bp — Monthly	29,671
	CMBX NA BBB-.14 Index	BBB-/P	976	22,000	1,032	12/16/72	300 bp — Monthly	(43)
	CMBX NA BBB-.14 Index	BBB-/P	1,028	33,000	1,548	12/16/72	300 bp — Monthly	(500)
	CMBX NA BBB-.14 Index	BBB-/P	1,626	50,000	2,345	12/16/72	300 bp — Monthly	(690)
	CMBX NA BBB-.14 Index	BBB-/P	2,199	52,000	2,439	12/16/72	300 bp — Monthly	(209)
	CMBX NA BBB-.14 Index	BBB-/P	6,901	138,000	6,472	12/16/72	300 bp — Monthly	509
	CMBX NA BBB-.14 Index	BBB-/P	5,893	192,000	9,005	12/16/72	300 bp — Monthly	(3,000)
	CMBX NA BBB-.14 Index	BBB-/P	10,394	228,000	10,693	12/16/72	300 bp — Monthly	(166)
	CMBX NA BBB-.14 Index	BBB-/P	12,318	377,000	17,681	12/16/72	300 bp — Monthly	(5,143)
	CMBX NA BBB-.6 Index	B+/P	1,199	14,986	4,193	5/11/63	300 bp — Monthly	(2,985)
	CMBX NA BBB-.6 Index	B+/P	36,513	126,885	35,503	5/11/63	300 bp — Monthly	1,084
	CMBX NA BBB-.6 Index	B+/P	36,513	126,885	35,503	5/11/63	300 bp — Monthly	1,084
	CMBX NA BBB-.6 Index	B+/P	74,771	253,771	71,005	5/11/63	300 bp — Monthly	3,914
	CMBX NA BBB-.6 Index	B+/P	17,107	259,765	72,682	5/11/63	300 bp — Monthly	(55,424)
	CMBX NA BBB-.6 Index	B+/P	21,761	329,702	92,251	5/11/63	300 bp — Monthly	(70,297)
	CMBX NA BBB-.6 Index	B+/P	23,964	351,682	98,401	5/11/63	300 bp — Monthly	(74,232)
	CMBX NA BBB-.6 Index	B+/P	133,025	2,087,116	583,975	5/11/63	300 bp — Monthly	(449,731)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	30,497	228,000	76,859	1/17/47	500 bp — Monthly	(46,140)
	CMBX NA BBB-.6 Index	B+/P	52,816	477,569	133,624	5/11/63	300 bp — Monthly	(80,529)
	CMBX NA BBB-.6 Index	B+/P	129,498	1,170,943	327,630	5/11/63	300 bp — Monthly	(197,448)
	CMBX NA BBB-.6 Index	B+/P	1,093,065	11,622,507	3,251,977	5/11/63	300 bp — Monthly	(2,152,126)
	CMBX NA BBB-.7 Index	BB-/P	51,226	780,000	156,624	1/17/47	300 bp — Monthly	(104,943)
	Goldman Sachs International
	CMBX NA BB.9 Index	B/P	4,448	11,000	2,540	9/17/58	500 bp — Monthly	1,919
	CMBX NA BBB-.13 Index	BBB-/P	1,900	12,000	620	12/16/72	300 bp — Monthly	1,286
	CMBX NA BBB-.13 Index	BBB-/P	1,906	32,000	1,654	12/16/72	300 bp — Monthly	270
	CMBX NA BBB-.13 Index	BBB-/P	2,443	38,000	1,965	12/16/72	300 bp — Monthly	500
	CMBX NA BBB-.13 Index	BBB-/P	2,484	42,000	2,171	12/16/72	300 bp — Monthly	337
	CMBX NA BBB-.13 Index	BBB-/P	7,522	48,000	2,482	12/16/72	300 bp — Monthly	5,068
	CMBX NA BBB-.13 Index	BBB-/P	4,148	66,000	3,412	12/16/72	300 bp — Monthly	774
	CMBX NA BBB-.13 Index	BBB-/P	5,981	130,000	6,721	12/16/72	300 bp — Monthly	(664)
	CMBX NA BBB-.14 Index	BBB-/P	800	18,000	844	12/16/72	300 bp — Monthly	(34)
	CMBX NA BBB-.14 Index	BBB-/P	864	30,000	1,407	12/16/72	300 bp — Monthly	(525)
	CMBX NA BBB-.14 Index	BBB-/P	1,654	36,000	1,688	12/16/72	300 bp — Monthly	(14)
	CMBX NA BBB-.6 Index	B+/P	682	8,992	2,516	5/11/63	300 bp — Monthly	(1,829)
	CMBX NA BBB-.6 Index	B+/P	806	10,990	3,075	5/11/63	300 bp — Monthly	(2,263)
	CMBX NA BBB-.6 Index	B+/P	811	10,990	3,075	5/11/63	300 bp — Monthly	(2,258)
	CMBX NA BBB-.6 Index	B+/P	1,042	12,988	3,634	5/11/63	300 bp — Monthly	(2,584)
	CMBX NA BBB-.6 Index	B+/P	1,771	25,977	7,268	5/11/63	300 bp — Monthly	(5,482)
	CMBX NA BBB-.6 Index	B+/P	2,354	27,975	7,827	5/11/63	300 bp — Monthly	(5,457)
	CMBX NA BBB-.6 Index	B+/P	2,430	31,971	8,946	5/11/63	300 bp — Monthly	(6,497)
	CMBX NA BBB-.6 Index	B+/P	3,086	38,965	10,902	5/11/63	300 bp — Monthly	(7,794)
	CMBX NA BBB-.6 Index	B+/P	4,415	43,960	12,300	5/11/63	300 bp — Monthly	(7,860)
	CMBX NA BBB-.6 Index	B+/P	6,450	45,959	12,859	5/11/63	300 bp — Monthly	(6,383)
	CMBX NA BBB-.6 Index	B+/P	15,221	53,951	15,096	5/11/63	300 bp — Monthly	157
	CMBX NA BBB-.6 Index	B+/P	15,221	53,951	15,096	5/11/63	300 bp — Monthly	157
	CMBX NA BBB-.6 Index	B+/P	8,034	59,946	16,773	5/11/63	300 bp — Monthly	(8,704)
	CMBX NA BBB-.6 Index	B+/P	7,985	59,946	16,773	5/11/63	300 bp — Monthly	(8,753)
	CMBX NA BBB-.6 Index	B+/P	5,664	63,942	17,891	5/11/63	300 bp — Monthly	(12,190)
	CMBX NA BBB-.6 Index	B+/P	6,945	65,940	18,450	5/11/63	300 bp — Monthly	(11,467)
	CMBX NA BBB-.6 Index	B+/P	6,758	77,930	21,805	5/11/63	300 bp — Monthly	(15,001)
	CMBX NA BBB-.6 Index	B+/P	8,625	77,930	21,805	5/11/63	300 bp — Monthly	(13,134)
	CMBX NA BBB-.6 Index	B+/P	7,858	90,918	25,439	5/11/63	300 bp — Monthly	(17,528)
	CMBX NA BBB-.6 Index	B+/P	16,293	97,912	27,396	5/11/63	300 bp — Monthly	(11,046)
	CMBX NA BBB-.6 Index	B+/P	5,285	101,908	28,514	5/11/63	300 bp — Monthly	(23,169)
	CMBX NA BBB-.6 Index	B+/P	14,022	102,907	28,793	5/11/63	300 bp — Monthly	(14,711)
	CMBX NA BBB-.6 Index	B+/P	12,297	109,901	30,750	5/11/63	300 bp — Monthly	(18,389)
	CMBX NA BBB-.6 Index	B+/P	12,871	114,896	32,148	5/11/63	300 bp — Monthly	(19,210)
	CMBX NA BBB-.6 Index	B+/P	10,295	121,890	34,105	5/11/63	300 bp — Monthly	(23,738)
	CMBX NA BBB-.6 Index	B+/P	10,295	121,890	34,105	5/11/63	300 bp — Monthly	(23,738)
	CMBX NA BBB-.6 Index	B+/P	6,818	134,878	37,739	5/11/63	300 bp — Monthly	(30,842)
	CMBX NA BBB-.6 Index	B+/P	7,018	136,876	38,298	5/11/63	300 bp — Monthly	(31,200)
	CMBX NA BBB-.6 Index	B+/P	23,502	156,858	43,889	5/11/63	300 bp — Monthly	(20,295)
	CMBX NA BBB-.6 Index	B+/P	23,233	157,857	44,169	5/11/63	300 bp — Monthly	(20,844)
	CMBX NA BBB-.6 Index	B+/P	18,496	165,850	46,405	5/11/63	300 bp — Monthly	(27,812)
	CMBX NA BBB-.6 Index	B+/P	18,286	168,848	47,244	5/11/63	300 bp — Monthly	(28,859)
	CMBX NA BBB-.6 Index	B+/P	18,357	168,848	47,244	5/11/63	300 bp — Monthly	(28,788)
	CMBX NA BBB-.6 Index	B+/P	8,581	172,844	48,362	5/11/63	300 bp — Monthly	(39,680)
	CMBX NA BBB-.6 Index	B+/P	20,534	174,842	48,921	5/11/63	300 bp — Monthly	(28,284)
	CMBX NA BBB-.6 Index	B+/P	15,166	182,835	51,157	5/11/63	300 bp — Monthly	(35,884)
	CMBX NA BBB-.6 Index	B+/P	51,191	186,831	52,275	5/11/63	300 bp — Monthly	(975)
	CMBX NA BBB-.6 Index	B+/P	10,015	191,827	53,673	5/11/63	300 bp — Monthly	(43,546)
	CMBX NA BBB-.6 Index	B+/P	9,848	201,818	56,469	5/11/63	300 bp — Monthly	(46,503)
	CMBX NA BBB-.6 Index	B+/P	24,103	215,805	60,382	5/11/63	300 bp — Monthly	(36,154)
	CMBX NA BBB-.6 Index	B+/P	24,103	215,805	60,382	5/11/63	300 bp — Monthly	(36,154)
	CMBX NA BBB-.6 Index	B+/P	21,986	218,802	61,221	5/11/63	300 bp — Monthly	(39,108)
	CMBX NA BBB-.6 Index	B+/P	59,234	222,799	62,339	5/11/63	300 bp — Monthly	(2,975)
	CMBX NA BBB-.6 Index	B+/P	11,095	225,796	63,178	5/11/63	300 bp — Monthly	(51,951)
	CMBX NA BBB-.6 Index	B+/P	40,089	265,760	74,360	5/11/63	300 bp — Monthly	(34,116)
	CMBX NA BBB-.6 Index	B+/P	36,039	295,733	82,746	5/11/63	300 bp — Monthly	(46,534)
	CMBX NA BBB-.6 Index	B+/P	17,562	362,673	101,476	5/11/63	300 bp — Monthly	(83,702)
	CMBX NA BBB-.6 Index	B+/P	47,211	451,592	126,356	5/11/63	300 bp — Monthly	(78,881)
	CMBX NA BBB-.6 Index	B+/P	50,821	460,584	128,871	5/11/63	300 bp — Monthly	(77,782)
	CMBX NA BBB-.6 Index	B+/P	71,494	604,454	169,126	5/11/63	300 bp — Monthly	(97,279)
	CMBX NA BBB-.6 Index	B+/P	71,741	604,454	169,126	5/11/63	300 bp — Monthly	(97,032)
	CMBX NA BBB-.6 Index	B+/P	155,865	1,041,060	291,289	5/11/63	300 bp — Monthly	(134,816)
	CMBX NA BBB-.7 Index	BB-/P	26,578	312,000	62,650	1/17/47	300 bp — Monthly	(35,890)
	CMBX NA BBB-.7 Index	BB-/P	90,359	1,040,000	208,832	1/17/47	300 bp — Monthly	(117,866)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	9,629	120,000	33,060	5/11/63	500 bp — Monthly	(23,315)
	CMBX NA BBB-.12 Index	BBB-/P	3,102	49,000	2,528	8/17/61	300 bp — Monthly	602
	CMBX NA BBB-.13 Index	BBB-/P	887	15,000	776	12/16/72	300 bp — Monthly	120
	CMBX NA BBB-.13 Index	BBB-/P	5,046	55,000	2,844	12/16/72	300 bp — Monthly	2,235
	CMBX NA BBB-.13 Index	BBB-/P	10,381	57,000	2,947	12/16/72	300 bp — Monthly	7,468
	CMBX NA BBB-.6 Index	B+/P	5,003,022	15,634,884	4,374,641	5/11/63	300 bp — Monthly	637,510
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	13,977	120,000	52,884	5/11/63	500 bp — Monthly	(38,790)
	CMBX NA BBB-.6 Index	B+/P	1,391	4,995	1,398	5/11/63	300 bp — Monthly	(4)
	CMBX NA BBB-.6 Index	B+/P	420,339	1,558,593	436,094	5/11/63	300 bp — Monthly	(14,845)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	182	2,000	204	12/16/72	500 bp — Monthly	(20)
	CMBX NA BB.13 Index	BB-/P	4,929	53,000	5,401	12/16/72	500 bp — Monthly	(420)
	CMBX NA BB.13 Index	BB-/P	6,326	66,000	6,725	12/16/72	500 bp — Monthly	(335)
	CMBX NA BB.13 Index	BB-/P	7,574	82,000	8,356	12/16/72	500 bp — Monthly	(702)
	CMBX NA BB.13 Index	BB-/P	25,708	280,000	28,532	12/16/72	500 bp — Monthly	(2,552)
	CMBX NA BB.6 Index	B-/P	4,741	37,440	16,500	5/11/63	500 bp — Monthly	(11,722)
	CMBX NA BB.6 Index	B-/P	8,676	46,080	20,307	5/11/63	500 bp — Monthly	(11,587)
	CMBX NA BB.6 Index	B-/P	35,483	138,240	60,922	5/11/63	500 bp — Monthly	(25,305)
	CMBX NA BB.6 Index	B-/P	116,279	263,040	115,922	5/11/63	500 bp — Monthly	613
	CMBX NA BB.6 Index	B-/P	135,240	309,120	136,229	5/11/63	500 bp — Monthly	(688)
	CMBX NA BBB-.12 Index	BBB-/P	3,418	58,000	2,993	8/17/61	300 bp — Monthly	459
	CMBX NA BBB-.12 Index	BBB-/P	9,660	225,000	11,610	8/17/61	300 bp — Monthly	(1,818)
	CMBX NA BBB-.6 Index	B+/P	752	8,992	2,516	5/11/63	300 bp — Monthly	(1,759)
	CMBX NA BBB-.6 Index	B+/P	1,541	20,981	5,871	5/11/63	300 bp — Monthly	(4,317)
	CMBX NA BBB-.6 Index	B+/P	3,126	38,965	10,902	5/11/63	300 bp — Monthly	(7,753)
	CMBX NA BBB-.6 Index	B+/P	3,446	45,959	12,859	5/11/63	300 bp — Monthly	(9,386)
	CMBX NA BBB-.6 Index	B+/P	9,375	141,872	39,696	5/11/63	300 bp — Monthly	(30,238)
	CMBX NA BBB-.6 Index	B+/P	9,454	143,870	40,255	5/11/63	300 bp — Monthly	(30,717)
	CMBX NA BBB-.6 Index	B+/P	48,941	185,832	51,996	5/11/63	300 bp — Monthly	(2,946)
	CMBX NA BBB-.6 Index	B+/P	56,378	212,808	59,544	5/11/63	300 bp — Monthly	(3,041)
	CMBX NA BBB-.6 Index	B+/P	183,195	530,521	148,440	5/11/63	300 bp — Monthly	35,065
	CMBX NA BBB-.6 Index	B+/P	302,198	4,557,385	1,275,156	5/11/63	300 bp — Monthly	(970,297)

Upfront premium received			10,060,757		Unrealized appreciation			856,549

Upfront premium (paid)			—		Unrealized (depreciation)			(6,837,395)

	Total		$10,060,757				Total	$(5,980,846)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(95,717)	$397,000	$109,374	11/17/59	(500 bp) — Monthly	$13,270
	CMBX NA BB.10 Index	(65,025)	255,000	70,253	11/17/59	(500 bp) — Monthly	4,980
	CMBX NA BB.10 Index	(14,611)	140,000	38,570	11/17/59	(500 bp) — Monthly	23,823
	CMBX NA BB.10 Index	(12,500)	114,000	31,407	11/17/59	(500 bp) — Monthly	18,796
	CMBX NA BB.11 Index	(13,993)	108,000	9,882	11/18/54	(500 bp) — Monthly	(4,216)
	CMBX NA BB.11 Index	(1,556)	30,000	2,745	11/18/54	(500 bp) — Monthly	1,160
	CMBX NA BB.8 Index	(36,522)	102,429	38,769	10/17/57	(500 bp) — Monthly	2,147
	CMBX NA BB.8 Index	(8,940)	69,575	26,334	10/17/57	(500 bp) — Monthly	17,327
	CMBX NA BBB-.10 Index	(82,530)	480,000	42,912	11/17/59	(300 bp) — Monthly	(39,898)
	CMBX NA BBB-.10 Index	(55,015)	237,000	21,188	11/17/59	(300 bp) — Monthly	(33,965)
	CMBX NA BBB-.10 Index	(28,062)	221,000	19,757	11/17/59	(300 bp) — Monthly	(8,434)
	CMBX NA BBB-.10 Index	(21,532)	176,000	15,734	11/17/59	(300 bp) — Monthly	(5,900)
	CMBX NA BBB-.10 Index	(38,410)	161,000	14,393	11/17/59	(300 bp) — Monthly	(24,111)
	CMBX NA BBB-.10 Index	(24,448)	112,000	10,013	11/17/59	(300 bp) — Monthly	(14,501)
	CMBX NA BBB-.10 Index	(23,069)	106,000	9,476	11/17/59	(300 bp) — Monthly	(13,655)
	CMBX NA BBB-.10 Index	(6,246)	49,000	4,381	11/17/59	(300 bp) — Monthly	(1,894)
	CMBX NA BBB-.10 Index	(4,717)	37,000	3,308	11/17/59	(300 bp) — Monthly	(1,430)
	CMBX NA BBB-.12 Index	(70,171)	210,000	10,836	8/17/61	(300 bp) — Monthly	(59,457)
	CMBX NA BBB-.12 Index	(67,433)	194,000	10,010	8/17/61	(300 bp) — Monthly	(57,536)
	CMBX NA BBB-.12 Index	(13,080)	190,000	9,804	8/17/61	(300 bp) — Monthly	(3,387)
	CMBX NA BBB-.12 Index	(51,320)	146,000	7,534	8/17/61	(300 bp) — Monthly	(43,872)
	CMBX NA BBB-.12 Index	(240)	4,000	206	8/17/61	(300 bp) — Monthly	(36)
	CMBX NA BBB-.13 Index	(6,199)	106,000	5,480	12/16/72	(300 bp) — Monthly	(781)
	CMBX NA BBB-.13 Index	(2,521)	50,000	2,585	12/16/72	(300 bp) — Monthly	35
	CMBX NA BBB-.13 Index	(2,546)	50,000	2,585	12/16/72	(300 bp) — Monthly	10
	CMBX NA BBB-.13 Index	(1,971)	36,000	1,861	12/16/72	(300 bp) — Monthly	(131)
	CMBX NA BBB-.8 Index	(31,421)	198,000	26,948	10/17/57	(300 bp) — Monthly	(4,588)
	CMBX NA BBB-.8 Index	(31,297)	198,000	26,948	10/17/57	(300 bp) — Monthly	(4,465)
	CMBX NA BBB-.8 Index	(23,031)	173,000	23,545	10/17/57	(300 bp) — Monthly	414
	CMBX NA BBB-.8 Index	(21,875)	140,000	19,054	10/17/57	(300 bp) — Monthly	(2,903)
	CMBX NA BBB-.8 Index	(12,452)	87,000	11,841	10/17/57	(300 bp) — Monthly	(662)
	CMBX NA BBB-.8 Index	(9,703)	62,000	8,438	10/17/57	(300 bp) — Monthly	(1,301)
	CMBX NA BBB-.9 Index	(4,495)	19,000	1,786	9/17/58	(300 bp) — Monthly	(2,720)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	79,895	11/17/59	(500 bp) — Monthly	40,920
	CMBX NA BB.10 Index	(34,367)	289,000	79,620	11/17/59	(500 bp) — Monthly	44,971
	CMBX NA BB.10 Index	(18,893)	152,000	41,876	11/17/59	(500 bp) — Monthly	22,835
	CMBX NA BB.7 Index	(61,796)	335,000	112,929	1/17/47	(500 bp) — Monthly	50,807
	CMBX NA BB.7 Index	(4,770)	29,000	9,776	1/17/47	(500 bp) — Monthly	4,978
	Goldman Sachs International
	CMBX NA A.6 Index	(13,345)	136,000	13,314	5/11/63	(200 bp) — Monthly	(83)
	CMBX NA A.6 Index	(7,995)	82,000	8,028	5/11/63	(200 bp) — Monthly	1
	CMBX NA A.6 Index	(7,359)	75,000	7,343	5/11/63	(200 bp) — Monthly	(46)
	CMBX NA A.6 Index	(4,240)	64,000	6,266	5/11/63	(200 bp) — Monthly	2,001
	CMBX NA A.6 Index	(5,333)	53,000	5,189	5/11/63	(200 bp) — Monthly	(165)
	CMBX NA A.6 Index	(4,747)	49,000	4,797	5/11/63	(200 bp) — Monthly	31
	CMBX NA A.6 Index	(4,263)	44,000	4,308	5/11/63	(200 bp) — Monthly	28
	CMBX NA A.6 Index	(4,263)	44,000	4,308	5/11/63	(200 bp) — Monthly	28
	CMBX NA A.6 Index	(4,246)	43,000	4,210	5/11/63	(200 bp) — Monthly	(53)
	CMBX NA A.6 Index	(4,246)	43,000	4,210	5/11/63	(200 bp) — Monthly	(53)
	CMBX NA A.6 Index	(3,758)	37,000	3,622	5/11/63	(200 bp) — Monthly	(150)
	CMBX NA A.6 Index	(2,934)	30,000	2,937	5/11/63	(200 bp) — Monthly	(9)
	CMBX NA A.6 Index	(2,934)	30,000	2,937	5/11/63	(200 bp) — Monthly	(9)
	CMBX NA A.6 Index	(1,789)	18,000	1,762	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA A.6 Index	(96)	1,000	98	5/11/63	(200 bp) — Monthly	1
	CMBX NA BB.6 Index	(12,481)	117,120	51,615	5/11/63	(500 bp) — Monthly	39,020
	CMBX NA BB.7 Index	(38,667)	236,000	79,556	1/17/47	(500 bp) — Monthly	40,659
	CMBX NA BB.7 Index	(25,361)	150,000	50,565	1/17/47	(500 bp) — Monthly	25,059
	CMBX NA BB.7 Index	(25,381)	125,000	42,138	1/17/47	(500 bp) — Monthly	16,635
	CMBX NA BB.7 Index	(18,621)	102,000	34,384	1/17/47	(500 bp) — Monthly	15,664
	CMBX NA BB.7 Index	(10,442)	69,000	23,260	1/17/47	(500 bp) — Monthly	12,751
	CMBX NA BB.8 Index	(69,403)	191,330	72,418	10/17/57	(500 bp) — Monthly	2,829
	CMBX NA BB.8 Index	(69,523)	191,330	72,418	10/17/57	(500 bp) — Monthly	2,710
	CMBX NA BB.8 Index	(51,833)	139,149	52,668	10/17/57	(500 bp) — Monthly	700
	CMBX NA BB.8 Index	(46,277)	131,419	49,742	10/17/57	(500 bp) — Monthly	3,338
	CMBX NA BB.8 Index	(2,606)	22,225	8,412	10/17/57	(500 bp) — Monthly	5,785
	CMBX NA BBB-.10 Index	(10,061)	46,000	4,112	11/17/59	(300 bp) — Monthly	(5,976)
	CMBX NA BBB-.12 Index	(8,968)	46,000	2,374	8/17/61	(300 bp) — Monthly	(6,621)
	CMBX NA BBB-.12 Index	(5,404)	16,000	826	8/17/61	(300 bp) — Monthly	(4,587)
	CMBX NA BBB-.13 Index	(9,245)	122,000	6,307	12/16/72	(300 bp) — Monthly	(3,009)
	CMBX NA BBB-.6 Index	(60,768)	222,799	62,339	5/11/63	(300 bp) — Monthly	1,442
	CMBX NA BBB-.8 Index	(12,938)	100,000	13,610	10/17/57	(300 bp) — Monthly	614
	CMBX NA BBB-.8 Index	(8,938)	57,000	7,758	10/17/57	(300 bp) — Monthly	(1,214)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(8,256)	84,000	8,224	5/11/63	(200 bp) — Monthly	(65)
	CMBX NA A.6 Index	(5,789)	57,000	5,580	5/11/63	(200 bp) — Monthly	(231)
	CMBX NA BB.17 Index	(485,738)	992,000	334,403	1/17/47	(500 bp) — Monthly	(152,299)
	CMBX NA BB.8 Index	(52,536)	102,429	38,769	10/17/57	(500 bp) — Monthly	(13,866)
	CMBX NA BBB-.10 Index	(29,298)	104,000	9,298	11/17/59	(300 bp) — Monthly	(20,061)
	CMBX NA BBB-.10 Index	(10,885)	66,000	5,900	11/17/59	(300 bp) — Monthly	(5,023)
	CMBX NA BBB-.10 Index	(15,790)	53,000	4,738	11/17/59	(300 bp) — Monthly	(11,083)
	CMBX NA BBB-.11 Index	(17,601)	56,000	2,643	11/18/54	(300 bp) — Monthly	(14,990)
	CMBX NA BBB-.11 Index	(4,080)	13,000	614	11/18/54	(300 bp) — Monthly	(3,474)
	CMBX NA BBB-.12 Index	(1,641)	42,000	2,167	8/17/61	(300 bp) — Monthly	502
	CMBX NA BBB-.14 Index	(4,815)	79,000	3,705	12/16/72	(300 bp) — Monthly	(1,156)
	CMBX NA BBB-.7 Index	(214,338)	913,000	183,330	1/17/47	(300 bp) — Monthly	(31,541)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	76,865	11/17/59	(500 bp) — Monthly	60,718
	CMBX NA BBB-.10 Index	(20,367)	94,000	8,404	11/17/59	(300 bp) — Monthly	(12,018)
	CMBX NA BBB-.7 Index	(32,451)	396,000	79,517	1/17/47	(300 bp) — Monthly	46,835
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	35,140	1/17/47	(300 bp) — Monthly	17,207
	CMBX NA A.6 Index	(7,508)	77,000	7,538	5/11/63	(200 bp) — Monthly	1
	CMBX NA A.6 Index	(1,458)	15,000	1,469	5/11/63	(200 bp) — Monthly	5
	CMBX NA A.6 Index	(193)	2,000	196	5/11/63	(200 bp) — Monthly	2
	CMBX NA BB.10 Index	(33,114)	141,000	38,846	11/17/59	(500 bp) — Monthly	5,594
	CMBX NA BB.10 Index	(14,683)	140,000	38,570	11/17/59	(500 bp) — Monthly	23,751
	CMBX NA BB.7 Index	(39,014)	194,000	65,397	1/17/47	(500 bp) — Monthly	26,194
	CMBX NA BB.7 Index	(17,547)	91,000	30,676	1/17/47	(500 bp) — Monthly	13,040
	CMBX NA BB.7 Index	(11,040)	59,000	19,889	1/17/47	(500 bp) — Monthly	8,791
	CMBX NA BB.7 Index	(6,055)	30,000	10,113	1/17/47	(500 bp) — Monthly	4,029
	CMBX NA BB.8 Index	(34,059)	93,732	35,478	10/17/57	(500 bp) — Monthly	1,328
	CMBX NA BB.8 Index	(32,587)	90,833	34,380	10/17/57	(500 bp) — Monthly	1,706
	CMBX NA BB.8 Index	(30,651)	59,911	22,676	10/17/57	(500 bp) — Monthly	(8,033)
	CMBX NA BB.8 Index	(15,519)	42,518	16,093	10/17/57	(500 bp) — Monthly	533
	CMBX NA BB.8 Index	(7,760)	21,259	8,046	10/17/57	(500 bp) — Monthly	266
	CMBX NA BB.9 Index	(3,952)	65,000	15,009	9/17/58	(500 bp) — Monthly	10,994
	CMBX NA BB.9 Index	(7,997)	53,000	12,238	9/17/58	(500 bp) — Monthly	4,189
	CMBX NA BB.9 Index	(4,238)	31,000	7,158	9/17/58	(500 bp) — Monthly	2,889
	CMBX NA BB.9 Index	(743)	19,000	4,387	9/17/58	(500 bp) — Monthly	3,626
	CMBX NA BB.9 Index	(1,968)	13,000	3,002	9/17/58	(500 bp) — Monthly	1,021
	CMBX NA BB.9 Index	(246)	4,000	924	9/17/58	(500 bp) — Monthly	674
	CMBX NA BBB-.10 Index	(51,248)	304,000	27,178	11/17/59	(300 bp) — Monthly	(25,479)
	CMBX NA BBB-.10 Index	(19,485)	225,000	20,115	11/17/59	(300 bp) — Monthly	498
	CMBX NA BBB-.10 Index	(19,495)	158,000	14,125	11/17/59	(300 bp) — Monthly	(5,462)
	CMBX NA BBB-.10 Index	(17,456)	136,000	12,158	11/17/59	(300 bp) — Monthly	(5,377)
	CMBX NA BBB-.10 Index	(27,435)	116,000	10,370	11/17/59	(300 bp) — Monthly	(17,133)
	CMBX NA BBB-.10 Index	(24,867)	102,000	9,119	11/17/59	(300 bp) — Monthly	(15,807)
	CMBX NA BBB-.10 Index	(10,907)	86,000	7,688	11/17/59	(300 bp) — Monthly	(3,269)
	CMBX NA BBB-.10 Index	(8,751)	69,000	6,169	11/17/59	(300 bp) — Monthly	(2,623)
	CMBX NA BBB-.10 Index	(7,908)	66,000	5,900	11/17/59	(300 bp) — Monthly	(2,046)
	CMBX NA BBB-.10 Index	(13,546)	59,000	5,275	11/17/59	(300 bp) — Monthly	(8,306)
	CMBX NA BBB-.10 Index	(12,006)	55,000	4,917	11/17/59	(300 bp) — Monthly	(7,121)
	CMBX NA BBB-.10 Index	(4,987)	23,000	2,056	11/17/59	(300 bp) — Monthly	(2,944)
	CMBX NA BBB-.10 Index	(4,325)	20,000	1,788	11/17/59	(300 bp) — Monthly	(2,549)
	CMBX NA BBB-.11 Index	(4,681)	15,000	708	11/18/54	(300 bp) — Monthly	(3,982)
	CMBX NA BBB-.12 Index	(277)	5,000	258	8/17/61	(300 bp) — Monthly	(22)
	CMBX NA BBB-.13 Index	(8,074)	131,000	6,773	12/16/72	(300 bp) — Monthly	(1,377)
	CMBX NA BBB-.14 Index	(3,987)	64,000	3,002	12/16/72	(300 bp) — Monthly	(1,023)
	CMBX NA BBB-.7 Index	(14,539)	229,000	45,983	1/17/47	(300 bp) — Monthly	31,310
	CMBX NA BBB-.8 Index	(21,949)	173,000	23,545	10/17/57	(300 bp) — Monthly	1,495
	CMBX NA BBB-.8 Index	(22,003)	173,000	23,545	10/17/57	(300 bp) — Monthly	1,441
	CMBX NA BBB-.8 Index	(21,469)	150,000	20,415	10/17/57	(300 bp) — Monthly	(1,141)
	CMBX NA BBB-.8 Index	(16,646)	107,000	14,563	10/17/57	(300 bp) — Monthly	(2,145)
	CMBX NA BBB-.8 Index	(15,432)	99,000	13,474	10/17/57	(300 bp) — Monthly	(2,016)
	CMBX NA BBB-.8 Index	(9,063)	58,000	7,894	10/17/57	(300 bp) — Monthly	(1,203)
	CMBX NA BBB-.8 Index	(8,987)	58,000	7,894	10/17/57	(300 bp) — Monthly	(1,127)
	CMBX NA BBB-.8 Index	(8,466)	54,000	7,349	10/17/57	(300 bp) — Monthly	(1,150)

Upfront premium received		—			Unreamlized appreciation		684,408

Upfront premium (paid)		(3,185,244)			Unrealized (depreciation)		(738,994)

	Total	$(3,185,244)				Total	$(54,586)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes of the fund's portfolio
Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $199,498,391.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$9,916,837	$18,022,123	$12,473,393	$3,057	$15,465,567

	Total Short-term investments	$9,916,837	$18,022,123	$12,473,393	$3,057	$15,465,567
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $577,902.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,676,880.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $112,995.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,595,961.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $167,445,050 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,203,787 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,676,880 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$136,970	$401	$—
Energy	47,624	—	186
Utilities and power	—	12,766	—

Total common stocks	184,594	13,167	186
Asset-backed securities	—	132,508	594,356
Convertible bonds and notes	—	11,906,542	—
Corporate bonds and notes	—	42,156,222	—
Foreign government and agency bonds and notes	—	17,434,138	—
Mortgage-backed securities	—	94,627,512	—
Purchased swap options outstanding	—	4,839,466	—
Senior loans	—	6,834,018	—
U.S. government and agency mortgage obligations	—	117,005,105	—
U.S. treasury obligations	—	53,209	—
Warrants	—	—	2
Short-term investments	220,000	39,891,377	—

Totals by level	$404,594	$334,893,264	$594,544
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(23,508)	$—
Futures contracts	(53,535)	—	—
Written swap options outstanding	—	(8,206,181)	—
Forward premium swap option contracts	—	352,020	—
TBA sale commitments	—	(46,394,725)	—
Interest rate swap contracts	—	(443,126)	—
Total return swap contracts	—	(708,689)	—
Credit default contracts	—	(12,910,945)	—

Totals by level	$(53,535)	$(68,335,154)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$813,400,000
Written swap option contracts (contract amount)	$844,000,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$383,700,000
Centrally cleared interest rate swap contracts (notional)	$564,100,000
OTC total return swap contracts (notional)	$2,100,000
Centrally cleared total return swap contracts (notional)	$45,700,000
OTC credit default contracts (notional)	$78,400,000
Warrants (number of warrants)	30
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com